Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements
Schedule of Fair Value Information on Recurring Basis
September 30, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$1,028,158	$—	$—	$1,028,158
Equity line of credit	$42,394	$—	$—	$42,394
Quantum Convertible Note, related party	$3,828,125	$—	$—	$3,828,125
September 2024 Convertible Note	$2,043,760	$—	$—	$2,043,760
Common stock issuance obligation	$31,227	$31,227	$—	$—
March 2025 Convertible Note	$81,747	$—	$—	$81,747
May 2025 Convertible Note	$325,887	$—	$—	$325,887

December 31, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$1,499,000	$—	$—	$1,499,000
Equity line of credit	$80,000	$—	$—	$80,000
Quantum Convertible Note, related party	$3,248,000	$—	$—	$3,248,000
September 2024 Convertible Note	$2,094,000	$—	$—	$2,094,000
Common stock issuance obligation	$69,621	$69,621	$—	$—

December 31, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$1,499,000	$—	$—	$1,499,000
Equity line of credit	$80,000	$—	$—	$80,000
Quantum Convertible Note, related party	$3,248,000	$—	$—	$3,248,000
September 2024 Convertible Note	$2,094,000	$—	$—	$2,094,000
Common stock issuance obligation	$69,621	$69,621	$—	$—

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$6,155,925	$—	$—	$6,155,925
Equity line of credit	$694,512	$—	$—	$694,512
Extension Note - Bifurcated Derivative	$33,000	$—	$—	$33,000
Additional Bridge Notes	$466,646	$—	$—	$466,646
Common stock issuance obligation	$619,935	$619,935	$—	$—

Schedule of Changes in the Fair Value of Financial Liabilities
	Quantum			September	March 2025	May 2025
	Convertible Note	Exchange Note	ELOC	Convertible Note	Convertible Note	Convertible Note	Total
Fair value as of December 31, 2024	$3,248,000	$1,499,000	$80,000	$2,094,000	$—	$—	$6,921,000
Initial fair value at issuance	—	—	—	—	238,020	342,996	581,016
Conversion	(550)	(450,000)	—	—	—	—	(450,550)
Additions to principal	380,000	—	—	—	—	62,500	442,500
(Gain) Loss on change in fair value	200,675	(20,842)	(37,606)	(50,240)	(156,273)	(79,609)	(143,895)
Fair value as of September 30, 2025	$3,828,125	$1,028,158	$42,394	$2,043,760	$81,747	$325,887	$7,350,071

	Extension Note - Bifurcated Derivative	Exchange Note	Quantum Convertible Note	Additional Bridge Notes	ELOC	ELOC Commitment Fee Note	September 2024 Convertible Note	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	—	—	7,350,083
Initial fair value at issuance	—	—	4,618,234	—	—	595,000	2,000,000	7,213,234
Settlement of Extension Note	(33,000)	—	—	—	—	—	—	(33,000)
Repayment on Notes	—	(61,429)	—	(52,680)	—	—	(38,889)	(152,998)
(Gain) Loss due to extiguishment of debt	—	—	—	—	—	(5,000)	—	(5,000)
Shares issued upon conversions of portion of notes	—	(1,067,740)	—	(140,417)	—	(79,500)	—	(1,287,657)
(Gain) Loss on change in fair value	—	(3,527,756)	(1,370,234)	(273,549)	(614,512)	(510,500)	132,889	(6,163,662)
Fair value as of December 31, 2024	$—	$1,499,000	$3,248,000	$—	$80,000	$—	$2,094,000	$6,921,000

Quantum Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	September 30, 2025	December 31, 2024
Risk-free interest rate	4.11%	4.20%
Expected term (years)	0.08	1.50
Volatility	70.61%	138.00%
Stock price	$0.61	$1.36
Debt discount rate*	-%	9.30%

*	These assumptions are not used for valuation of Quantum Convertible Note as of September 30, 2025.

	December 31, 2024	June 25, 2024
Risk-free interest rate	4.20%	5.10%
Expected term (years)	1.50	1.00
Volatility	138.00%	125.00%
Stock price	$1.36	$8.00
Debt discount rate	9.30%	37.35%

Exchange Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	September 30, 2025	December 31, 2024
Risk-free interest rate	4.11%	4.08%
Expected term (years)	0.08	0.98
Volatility	70.61%	156.00%
Stock price	$0.61	$1.36
Debt discount rate*	-%	42.50%

*	These assumptions are not used for valuation of Exchange Note as of September 30, 2025.

	December 31, 2024	November 26, 2024	August 8, 2024	June 24, 2024
Risk-free interest rate	4.08%	4.27%	4.33%	4.98%
Expected term (years)	0.98	1.08	1.38	1.48
Volatility	156.00%	148.00%	114.24%	110.20%
Stock price	$1.36	$2.03	$3.11	$12.11
Debt discount rate	42.50%	42.00%	47.71%	48.79%

Equity Line Of Credit [Member]
Fair Value Measurements
Schedule of Key Inputs
	September 30, 2025	December 31, 2024
Risk-free interest rate	3.56%	4.26%
Expected term (years)	1.75	2.51
Volatility	112.06%	124.00%
Stock price	$0.61	$1.36

	December 31, 2024	June 24, 2024
Risk-free interest rate	4.26%	4.46%
Expected term (years)	2.51	3.00
Volatility	124.00%	105.80%
Stock price	$1.36	$12.11

September 2024 Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	September 30, 2025	December 31, 2024
Risk-free interest rate	4.11%	4.27%
Expected term (years)	0.08	4.75
Volatility	70.61%	113.00%
Stock price	$0.61	$1.36
Market discount rate*	-%	15.60%

*	These assumptions are not used for valuation of September 2024 Convertible Note as of September 30, 2025.

	December 31, 2024	September 30, 2024
Risk-free interest rate	4.27%	3.75%
Expected term (years)	4.75	1.50
Volatility	113.00%	114.00%
Stock price	$1.36	$1.49
Note calibration discount	15.60%	18.80%

March 2025 Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	September 30, 2025	March 20, 2025
Risk-free interest rate	4.11%	4.06%
Expected term (years)	0.08	0.72
Volatility	70.61%	115.61%
Stock price	$0.61	$1.20

May 2025 Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	September 30, 2025	May 30, 2025
Risk-free interest rate	4.11%	4.27%
Expected term (years)	0.09	0.34
Volatility	70.61%	102.79%
Stock price	$0.62	$1.24

Extension Note - Bifurcated Derivative [Member]
Fair Value Measurements
Schedule of Key Inputs
June 24, 2024
CCC bond rates	14.36%
Expected term (years)	<0.1

Additional Bridge Notes [Member]
Fair Value Measurements
Schedule of Key Inputs
	November 26, 2024	August 2, 2024	June 24, 2024
Risk-free interest rate	4.33%	4.35%	5.42%
Expected term (years)	0.66	0.98	0.91
Volatility	173.00%	103.00%	110.00%
Stock price	$2.03	$4.25	$12.11
Debt discount rate	36.40%	40.60%	41.12%

ELOC Commitment Fee Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	December 12, 2024	July 2, 2024
Risk-free interest rate	—%	5.50%
Expected term (years)	—	0.22
Volatility	—%	88.00%
Stock price	$1.59	$10.50
Principal discount factor	—	0.99